Derivative Financial Asset (Tables)	12 Months Ended
Jun. 30, 2026
Derivative Financial Asset [Abstract]
Summary of Derivative Financial Asset

Currency Pair	Notional Amount	Contract rate	Maturity	Fair Value Gain/(Loss)
EUR/AUD	EUR 10,218,192	0.5515	April 28, 2026	9,242

Summary of detailed information about derivative financial asset explanatory

Derivative financial asset	June 30, 2026 A$	June 30, 2025 A$
Opening fair value asset	9,242	—
Net change in fair value recognized in profit or loss	(1,868,101)	9,242
Net cash settlement on maturity	1,858,859	—

Closing fair value asset	—	9,242